Equity - Reconciliation of net profit and shareholders' equity of parent company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Separate to consolidated reconciliation
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	€ (1,643)	€ (2,029)
- adjustments to comply with Group accounting policies, Net profit	(285)	(1,722)
- elimination of unrealized intercompany profits, Net profit	219	(80)
- deferred taxation, Net profit	38	176
Profit (loss)	2,758	2,764	€ 4,860
Non-controlling interest, Net profit	(150)	(140)	(89)
Profit (loss), attributable to owners of parent	2,608	2,624	4,771
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	1,643	4,338
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	153	153
- adjustments to comply with Group accounting policies, Shareholders' equity	425	1,240
- elimination of unrealized intercompany profits, Shareholders' equity	(301)	(537)
- deferred taxation, Shareholders' equity	(119)	(281)
Equity.	52,787	55,648	€ 53,644	€ 55,230
Non-controlling interest	(4,847)	(2,863)
As recorded in Consolidated Financial Statements, Shareholders' equity	47,940	52,785
Eni SpA's Financial Statements
Separate to consolidated reconciliation
Profit (loss)	4,429	6,419
Equity.	€ 50,986	€ 50,735